Share-Based Compensation (Narrative) (Details) $ / shares in Units, shares in Millions	12 Months Ended
	Oct. 31, 2025 CAD ($) shares $ / shares	Oct. 31, 2024 CAD ($) shares $ / shares
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Options, term	five years
Compensation Expense	$ 2,390,000,000	$ 903,000,000
Compensation expense, net of effects of related hedges	1,043,000,000	970,000,000
Liabilities related to share based compensation plans	$ 4,400,000,000	$ 2,700,000,000
Other share based payment arrangement weighted average per shares | $ / shares	$ 76.19	$ 81.54
Other share based payment arrangement units in shares | shares	12.9	9.9
Stock Option Awards [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Compensation Expense	$ 22,900,000	$ 34,200,000
Granted | shares	2.0	2.6
Weighted average fair value of options granted | $ / shares	$ 12.80	$ 14.36
Employee Stock Options [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Options, term	The cost of the share options is based on the fair value estimated at the grant date and is recognized as compensation expense and contributed surplus over the service period required for employees to become fully entitled to the awards. This period is generally equal to the vesting period in addition to a period prior to the grant date. For the Bank’s share options, this period is generally equal to five years. When options are exercised, the amount initially recognized in the contributed surplus balance is reduced, with a corresponding increase in common shares.
Weighted average share price for the options exercised | $ / shares	$ 93.40	$ 80.57
Granted | shares	2.0	2.6
Employee Stock Options [Member] | Key management personnel of entity or parent [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Term of options granted	10 years
Vesting period	4 years
Restricted Share Unit And Performance Share Unit Plans [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Vesting period	3 years
Number of other equity instruments outstanding in share based payment arrangement | shares	32.2	27.9
Deferred Share Unit Plans [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Number of other equity instruments outstanding in share based payment arrangement	5,900,000	6,600,000
Other share based payment arrangement weighted average per shares | $ / shares	$ 79.30	$ 81.57
Other share based payment arrangement units in shares | shares	0.2	0.2
Employee Ownership Plan [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Contribution from employer	$ 93,000,000	$ 91,000,000
Common shares held under employee ownership plan | shares	23.0	24.0
Maximum percent of annual eligible earnings in which employees can contribute to employee ownership plan	10.00%
Percent of employer match up to certain employee contribution amount	100.00%
Maximum employee contribution where employer will match at 100%	$ 250
Percent of employer match on remainder employee contributions	50.00%
Percent of maximum of employee's eligible earnings	3.50%
Monetary amount of maximum of employee's eligible earnings	$ 2,250
Bottom of range [member] | Restricted Share Unit And Performance Share Unit Plans [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of number of units outstanding at maturity determining final number of performance share units	80.00%
Top of range [member] | Restricted Share Unit And Performance Share Unit Plans [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of number of units outstanding at maturity determining final number of performance share units	120.00%